Form N-1A Cover	Dec. 29, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Monteagle Funds
Entity Central Index Key	0001045701
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 29, 2025